Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidated Financial Statements
The consolidated financial statements presented include the accounts of Metro Bancorp, Inc. and its wholly-owned subsidiary Metro Bank. All material intercompany transactions have been eliminated. Events occurring subsequent to the date of the balance sheet have been evaluated for potential recognition or disclosure in the consolidated financial statements.

Use of Estimates
Use of Estimates

The consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP).  Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities. In the opinion of management, all adjustments considered necessary for fair presentation have been included and are of a normal, recurring nature. Actual results could differ from these estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses (allowance or ALL), impaired loans, the valuation of foreclosed assets, the valuation of securities available for sale, the valuation of deferred tax assets, the determination of other-than-temporary impairment (OTTI) on the Company's investment securities portfolio and other fair value measurements.

Other Comprehensive Income
Other Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale (AFS) securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income. The only comprehensive income items that the Company presently has other than net income are net unrealized gains (losses) on securities available for sale and unrealized losses for noncredit-related losses on debt securities. These items are presented net of tax in the Statement of Comprehensive Income.

Significant Group Concentrations of Credit Risk
Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within the South Central Pennsylvania Region. Notes 4 and 6 discuss the types of lending that the Company engages in as well as loan concentrations. The Company does not have any significant concentrations to any one customer, or group of customers with similar economic characteristics. The types of securities the Company invests in is discussed in Note 3.

Securities and Other-Than-Temporary Impairment
Securities

Securities classified as held to maturity are those debt securities that the Company has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs, or general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, computed by the interest method over the estimated average life of amortizing securities and to either the maturity or expected call date of nonamortizing securities.

Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains or losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the estimated average life of amortizing securities and to either the maturity or expected call date of nonamortizing securities. Management determines the appropriate classification of debt securities at the time of purchase.

Other-Than-Temporary Impairment

Beginning in 2013, the Company performed its own independent credit review of all nongovernment and nongovernmental agencies securities when determining whether a debt security is other-than-temporarily impaired. This includes a quarterly review of all existing debt securities as well as a pre-purchase analysis and review for securities purchased. This review considers, but does not rely upon, ratings by a nationally recognized statistical ratings organization. Management also assesses whether we have the intent to sell the security or it is more likely than not that we will be required to sell the security prior to its anticipated recovery.

Prior to 2013, the Company followed the fair value measurement guidance which clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management assessed whether we had the intent to sell the security or it is more likely than not that we would be required to sell the security prior to its anticipated recovery. The Company forecasted recovery of the value of the security through either cash flows or market price.

In instances when a determination is made that an OTTI exists but we do not intend to sell the debt security and it is not likely that we will be required to sell the debt security prior to its anticipated recovery, the OTTI is separated into (a) the amount of the total OTTI related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount related to all other factors. The amount of the OTTI related to the credit loss is recognized in earnings and the amount of the OTTI related to all other factors is recognized in other comprehensive income.

Loans Held for Sale
Loans Held for Sale

Loans held for sale are comprised of student loans and selected residential mortgage loans the Company originates with the intention of selling in the future. Prior to September 30, 2011, loans held for sale also included Small Business Administration (SBA) loans the Company originated with the intention of selling. Occasionally, loans held for sale also include selected business and industry loans that the Company decides to sell. Held for sale loans are carried at the lower of cost or estimated fair value, calculated in the aggregate. At the present time, the majority of the Company's residential loans are originated with the intent to sell to the secondary market unless a loan is nonconforming to the secondary market standards or if we agree not to sell the loan due to a customer's request. The residential mortgage loans that are designated as held for sale are sold to other financial institutions in correspondent relationships. The sale of these loans takes place typically within 30 days of funding. The Bank does not retain the servicing on its residential mortgage loans or its student loans.

The Company holds SBA loans in the Company's loan receivable portfolio unless or until the Company's management determines a sale of certain loans is appropriate. At the time such a decision would be made, the SBA loans will be moved from the loans receivable portfolio to the loans held for sale portfolio. During the first half of 2011, the Company was originating SBA loans with the intent to sell the guaranteed portion of the loans. The Company received proceeds of $12.1 million on sales of SBA loans in 2011 and recognized a gain of $1.9 million on those sales. There were no SBA loan sales in 2013 or 2012.

Total loans held for sale were $6.2 million and $15.2 million at December 31, 2013 and 2012, respectively. At December 31, 2013, loans held for sale were comprised of $3.1 million of student loans and $3.1 million of residential mortgages as compared to $3.8 million of student loans and $11.4 million of residential mortgages at December 31, 2012.

Loans Receivable
Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an ALL and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

A loan is considered past due or delinquent if payment is not received on or before the due date. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan may be currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. If a loan is substandard and accruing, interest is recognized as accrued. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses
Allowance for Loan Losses

The ALL is established through provisions for loan losses charged against income. Loans, or portions thereof, deemed to be uncollectible are charged against the ALL and subsequent recoveries, if any, are credited to the allowance. The evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are evaluated for impairment once the loan has been internally risk rated substandard or lower or has been modified as a troubled debt restructuring (TDR).

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows, net collateral value or observable market price of the impaired loan is lower than the carrying value of the loan. The general component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors and includes an unallocated component. These qualitative factors represent a portion of the allowance established for losses inherent in the loan portfolio, which have not been identified by the quantitative processes. This determination inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience. These factors include:

•	Changes in lending policies and procedures, including changes in underwriting standards;

•	Changes in levels and trends of collection, charge-off and recovery practices;

•	Changes in the volume and severity of past due loans, the volume of nonaccrual loans and the volume and severity of adversely classified or graded loans;

•	Material changes in the mix, volume or duration of the portfolio;

•	Changes in the value of underlying collateral for collateral-dependent loans;

•	Changes in the quality of our loan review system;

•	Changes in the experience, ability and depth of lending management and other relevant staff;

•	The existence and effect of any concentrations of credit and changes in the level of such concentrations; and

•
Changes in international, national, regional and local economic and business conditions and developments that affect the collectibility of the portfolio, including the condition of various market segments and the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

The ALL is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include, the borrower's ability to pay, payment status, borrower's financial condition, market conditions for the borrowers' type of industry and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay and the borrower's prior payment record. Impairment is measured on a loan-by-loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

All nonaccrual loans are evaluated individually to determine whether a charge-off is necessary due to the loan being impaired.

Restricted Investments in Bank Stock
Restricted Investments in Bank Stock

Restricted investments in bank stock (restricted stock) consists of stock of the Federal Home Loan Bank (FHLB) of Pittsburgh and the Atlantic Community Bankers Bank (ACBB). Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula. At December 31, 2013, the Company held $20.5 million of FHLB stock. Of this amount, $5.0 million was required for membership and $15.5 million was required to cover the Company's borrowing level at the FHLB. During 2013 the FHLB lifted the repurchase suspension that had been in place since December of 2008. The Company also owned $65,000 of ACBB stock. The stock is carried at cost.

Management evaluates the restricted stock for impairment in accordance with Financial Accounting Standards Board (FASB) guidance on Accounting by Certain Entities (including Entities with Trade Receivables that Lend to or Finance the Activities of Others). Management determines whether this investment is impaired based on an assessment of the ultimate recoverability of the cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge was necessary related to the FHLB restricted stock as of December 31, 2013.

Premises and Equipment
Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the respective assets. Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Depreciation and amortization are determined on the straight-line method for financial reporting purposes and accelerated methods for income tax purposes.

Foreclosed Assets
Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less estimated costs to sell the assets at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value, less estimated costs to sell the asset. Revenue and expenses from operations, changes in the valuation allowance and gains/losses on sales of foreclosed real estate are included in foreclosed real estate expense. Foreclosed assets are included in other assets and totaled $4.5 million as of December 31, 2013 as compared to $2.5 million as of December 31, 2012.

Income Taxes
Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment. The Company analyzes each tax position taken in its tax returns and determines the likelihood that the position will be realized. Only tax positions that are "more likely than not" to be realized can be recognized in the Company's financial statements. For tax positions that do not meet this recognition threshold, the Company will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any material unrecognized tax benefits or accrued interest or penalties at December 31, 2013 or 2012 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months. The Company's policy is to account for interest as a component of interest expense and penalties, if any, as a component of other expenses.

Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets, including sales of loans and loan participations, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Per Share Data
Per Share Data

Basic net income per common share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted net income per common share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued as well as any adjustments to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding common stock options and are determined using the treasury stock method or stock purchased through the Company's dividend reinvestment and stock purchase plan.

Off-Balance Sheet Financial Instruments
Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded on the balance sheet when they become payable by the borrower to the Company.

Cash Flow Information
Cash Flow Information

For purposes of the statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits and federal funds sold as cash and cash equivalents. Generally, federal funds, a component of cash and cash equivalents are purchased and sold for one-day periods.

Stock-Based Compensation
Stock-Based Compensation

The Company recognizes compensation costs related to share-based payment transactions in the income statement based on the grant-date fair value of the stock-based compensation issued. Compensation costs are recognized over the period that an employee provides service in exchange for the award.

The cash flows resulting from the tax benefits due to deductions in excess of the compensation cost recognized for options (excess tax benefits) are classified as financing cash flows.

Advertising Costs	Advertising Costs The Company follows the policy of charging the costs of advertising to expense as incurred.
Recent Accounting Standards
Recent Accounting Standards

In February 2013, FASB updated the Comprehensive Income guidance to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendment does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendment requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The effective date of this update for public entities was for reporting periods beginning after December 15, 2012. Early adoption was permitted. The adoption of this guidance did not have an impact on our consolidated financial statements.
In July 2013, FASB issued guidance on the presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except as follows: to the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The effective date of this update for public entities is for fiscal years and interim periods, beginning after December 15, 2013. Early adoption is permitted. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In January 2014, FASB clarified the Receivables – Troubled Debt Restructurings by Creditors guidance regarding Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The guidance clarifies when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized. The effective date of the adoption of this guidance is for interim and annual reporting periods beginning after December 15, 2014. We do not believe the adoption of the amendment to this guidance will have a material impact on our consolidated financial statements.

Segment Reporting
Segment Reporting

The Bank acts as an independent community financial services provider and offers traditional banking and related financial services to individual consumer, business and government customers. Through its stores, the Company offers a full array of commercial and retail financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial and retail operations of the Company. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassifications
Reclassifications

Certain amounts in the 2012 and 2011 financial statements have been reclassified to conform to the 2013 presentation format. Such reclassifications had no impact on the Company's net operations and stockholders' equity.